Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Abstract]
Goodwill	$ 40,277,000	$ 40,287,000
Disposal of goodwill	10,000	0
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0